Commitments and Contingencies	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

Note 6. Commitments and Contingencies

Business Combination Agreement

On October 1, 2025, Pubco entered into a Business Combination Agreement (the “Agreement”) with Mountain Lake Acquisition Corp. (“SPAC”), Avalanche Treasury Company LLC, a Delaware limited liability company (“OpCo”), Avalanche SPAC Merger Sub LLC (“SPAC Merger Sub”), Avalanche Company Merger Sub LLC (“Company Merger Sub,” and together with SPAC Merger Sub, the “Company Subsidiaries”), and Dragonfly Digital Management, LLC (the “Seller”), pursuant to which the transactions contemplated therein (collectively, the “Closing”) will be consummated.

Under the terms of the Agreement, and subject to its conditions, (i) SPAC Merger Sub will merge with and into SPAC (the “SPAC Merger”), with SPAC continuing as the surviving entity and a wholly owned subsidiary of Pubco, and (ii) Company Merger Sub will merge with and into OpCo (the “Subsidiary Merger,” and together with the SPAC Merger, the “Mergers”).

In connection with the Subsidiary Merger, each member of OpCo other than the Seller will receive one share of the Pubco’s Class A common stock, par value $0.01 per share (“Class A Stock”), for each unit held immediately prior to the merger, and the Seller will receive one share of Class A Stock and one share of Class B common stock, par value $0.01 per share (“Class B Stock”), for each unit it holds. As a result of the Closing, Pubco will become a publicly traded entity, and OpCo will become its wholly owned subsidiary.

As additional merger consideration, Pubco will issue to the Seller 4,000,000 shares of Class A Stock and 4,000,000 shares of Class B Stock, of which 2,000,000 shares of each class (the “Seller Earnout Shares”) will be held in escrow and released in tranches if Pubco’s stock achieves VWAP thresholds of $13.00, $15.00, and $17.00 per share, or earlier upon a change in control as defined in the Agreement. Any Seller Earnout Shares not vested by the fifth anniversary of the Closing will be forfeited.

Following the Closing, Class A Stock will carry economic rights and be listed on Nasdaq, while Class B Stock will carry one vote per share but no economic rights and will be held solely by the Seller.

First Amendment to the Business Combination Agreement

On January 13, 2026, SPAC, Pubco, the Pubco Subsidiaries, the Company, Seller Related Parties and Astral Horizon, L.P (“Astral”) entered into the First Amendment, and pursuant to which, among other things, the parties thereto agree that:

(i)	Astral and Dragonfly Ventures, L.P, a Cayman Islands exempted limited partnership (“DV”) and Dragonfly Ventures, II L.P, a Cayman Islands exempted limited partnership (“DV II”, and together with DV, “DVs” and together with the Seller “Seller Related Parties”) were added as parties to the Agreement and they agreed to be bound by, and to comply with, the terms and conditions of the Agreement, in the same manner as if they were original signatories thereto;
(ii)	the Company Units held by the DVs are to be treated as the Company Units held by Seller such that, as a result of the Company Merger, the DVs will receive one (1) Pubco Class A Stock and one (1) Pubco Class B Stock for each Company Unit held by the DVs;
(iii)	the Additional Merger Consideration Shares to be issued at Closing will (i) be issued to Astral rather than to Seller as provided in the original version of the Agreement, and (ii) consist of 4,000,000 shares of Pubco Class A Stock only, with no Pubco Class B Stock to be allotted as Additional Consideration because Pubco Class B Stock will be issued to Seller Related Parties;
(iv)	the Representations and Warranties of the Seller are to be made severally but not jointly by the Seller Related Parties and Astral rather than solely by Seller as provided in the original version of the Agreement;
(v)	certain references to the Seller (as specified in the First Amendment) shall be considered as references to the Seller Related Parties, Astral or the Seller Related Parties and/or Astral, as applicable;
(vi)	Exhibit E (Terms of Pubco Stock) to the original version of the Agreement be deleted in its entirety and replaced by the new Exhibit E, in the form attached to the First Amendment.
(vii)	The First Amendment is effective as of October 1, 2025.

Second Amendment to the Business Combination Agreement

On March 17, 2026, MLAC, Pubco, the Pubco Subsidiaries, the Company, the Seller Related Parties, and Astral entered into Amendment No.2 of the Agreement, pursuant to which the parties agreed to postpone the issuance by Pubco to Astral of the 2,000,000 shares of Pubco Class A Stock by thirty (30) calendar days following the closing date of the Agreement.

Sponsor Support and Lock-Up Agreements

On October 1, 2025, the SPAC entered into a Sponsor Support Agreement with the SPAC’s sponsor (the “Sponsor”). Under the agreement, the Sponsor agreed to vote its SPAC securities in favor of the Business Combination Agreement and the transactions contemplated thereby, to waive certain anti-dilution and redemption rights, and to comply with customary transfer and lock-up restrictions on its founder shares and private placement warrants. The Sponsor Support Agreement also includes covenants restricting transfers prior to Closing and customary representations and warranties of the parties.

Concurrently, the SPAC entered into Lock-Up Agreements with the Sponsor, the Seller, and certain other equity holders (collectively, the “Lock-Up Parties”). The Lock-Up Agreements restrict the sale or transfer of Company common stock received in the Business Combination for specified periods following Closing, subject to customary early-release conditions, including specified trading-price thresholds and underwriter consent in connection with future registered offerings. The Lock-Up Agreements include standard exceptions for permitted transfers and establish procedures for legends, notice, and release timing consistent with market practice for de-SPAC transactions.

Each of the foregoing agreements was entered into concurrently with the Business Combination Agreement and forms an integral part of the overall transaction structure described therein.

Amended and Restated Registration Rights Agreement

Concurrently with the Closing, Pubco, SPAC, the Sponsor, the Seller, Avalanche (BVI), Inc., a company incorporated in the British Virgin Islands (“Avalanche BVI”), Avalanche Cayman, a Cayman Islands exempted company (“Avalanche Cayman” and together with Avalanche BVI, the “Foundation”) and certain securityholders shall enter into an amended and restated registration rights agreement, which will add Pubco as a party and cover the resale of the shares of Pubco Stock held by the Sponsor, the Seller, the Foundation and such other securityholders (the “Amended and Restated Registration Rights Agreement”), which provides for customary demand registration rights, piggyback registration rights and shelf registration rights for the benefit of the holders of Pubco Stock named therein, subject to customary cutbacks and issuer suspension rights. The Amended and Restated Registration Rights Agreement also includes customary provisions relating to underwriting participation, registration expenses, indemnification and coordination of sales in underwritten offerings, and will become effective upon the Closing and will supersede SPAC’s existing registration rights agreement in its entirety.

Subscription Agreement

On October 1, 2025, the OpCo, SPAC, and certain investors entered into Subscription Agreements providing for a private placement of Opco Units at $10.00 per unit, payable in cash or AVAX tokens, for an aggregate value of approximately $216 million. The proceeds from the sale of Opco Units are intended to provide capitalization for the Opco and the post-Closing combined entity. Upon Closing, each Opco Unit will automatically convert into one share of the Pubco’s Class A common stock. During October and November 2025, OpCo received proceeds with a fair value of approximately $178.2 million which consisted of $96.5 million, 22,300,205 USDC, valued at $22.3 million, and 3,340,696 AVAX, valued at $59.4 million pursuant to the Subscription Agreements and issued 21,235,349 membership interests.

Contribution, Asset Purchase, and Token Sale Agreements

Concurrently with the execution of the Business Combination Agreement and the TSA (as defined below), the Seller, Pubco, Avalanche Treasury Company LLC (“Opco” or the “Vehicle”), Avalanche (BVI), Inc., a company incorporated in the British Virgin Islands (“Avalanche BVI”) and Avalanche Cayman, a Cayman Islands exempted company (“Avalanche Cayman” and together with Avalanche BVI, the “Foundation”), Dragonfly Digital Management, LLC, a Delaware limited liability company, entered into an asset sale and contribution agreement (the “Contribution Agreement”), pursuant to which, on the date of the Business Combination Agreement: (a) the Foundation agreed to sell a minimum of $200 million of AVAX tokens on a pre-discount basis to Opco on the terms and subject to the conditions set forth in a Token Sale Agreement (the “TSA”) by and between Opco and the Foundation (the “Foundation Transaction”), and (b) the Seller agreed to contribute, directly and indirectly through certain related funds, 1,960,040 AVAX tokens to Opco in exchange for 5,805,638 Opco units (the “Seller Units”) (the “Dragonfly Contribution”) for an aggregate contract value of approximately $58 million. During November 2025, Opco received 1,960,040 AVAX tokens from the Dragonfly Contribution and issued 5,805,638 membership interests.

The Contribution Agreement included certain covenants including (i) an 18-months exclusivity in favor of Opco on sale of AVAX by the Foundation in Competing Transactions (as defined in the Contribution Agreement), (ii) a right of first refusal in favor of Opco for AVAX sale other than in Competing Transactions during the Covered Period, (iii) a 5-year right of first refusal in favor of the Foundation for sales of AVAX sold by Opco in one or more transactions, each exceeding certain thresholds. The Foundation is also granted the right to designate a board member in Pubco for a period of 5 years from the Closing date (extendable in case of further sales on terms similar to the terms in the TSA before the expiration of the 5 years).

Concurrently with the execution of the Business Combination Agreement and the Contribution Agreement, Opco, Pubco, Avalanche BVI and Avalanche Cayman entered into the TSA, pursuant to which, on the date of the Business Combination Agreement, the Foundation agreed to sell a minimum of $200 million of AVAX tokens on a pre-discount basis to Opco in exchange for, at a 60% discount, (i) $50 million in cash or USDC and (ii) $30 million in the form of 3,000,000 shares of Pubco Class A Stock (the “Foundation Shares”). If at any time following the Closing Date, the Pubco Class A Stock cease to be nonvoting securities and at such time the Foundation owns a number of Foundation Shares in excess of 4.7% of the then-outstanding Pubco Class A Stock (the “Maximum Percentage”), the Foundation may request to exchange the number of Foundation Shares in excess of the Maximum Percentage for an equal number of pre-funded warrants convertible, at the Foundation’s request, into Pubco Class A Stock on a one-to-one basis. The AVAX tokens delivered pursuant to the TSA are subject to certain restrictions for 5 years following the date of the TSA. The TSA shall be terminated upon termination of the Contribution Agreement.

During October 2025, Opco purchased 7.3 million of AVAX tokens from the Foundation for $50 million in cash and USDC pursuant to the TSA. The 3,000,000 shares of Pubco Class A Stock will be issued upon the Closing of the Business Combination.

Contingent Transaction Fees

The Company, and related party, signed agreements during September 2025 with certain third-party service providers and deal advisors for fees payable upon the closing of the Business Combination. One agreement provides for an advisory fee of 5.5% of the aggregate cash proceeds from the sale of securities to be payable at closing. Another agreement provides for an M&A advisory fee of $2,750,000, also payable at closing. These fees relate to services provided by external vendors and transaction brokers in connection with the Closing. No amounts were incurred or payable as of March 31, 2026 and December 31, 2025.

Note 6.     Commitments and Contingencies

Business Combination Agreement

On October 1, 2025, Pubco entered into a Business Combination Agreement (the “Agreement”) with Mountain Lake Acquisition Corp. (“SPAC”), Avalanche Treasury Company LLC, a Delaware limited liability company (“OpCo”), Avalanche SPAC Merger Sub LLC (“SPAC Merger Sub”), Avalanche Company Merger Sub LLC (“Company Merger Sub,” and together with SPAC Merger Sub, the “Company Subsidiaries”), and Dragonfly Digital Management, LLC (the “Seller”), pursuant to which the transactions contemplated therein (collectively, the “Closing”) will be consummated.

Under the terms of the Agreement, and subject to its conditions, (i) SPAC Merger Sub will merge with and into SPAC (the “SPAC Merger”), with SPAC continuing as the surviving entity and a wholly owned subsidiary of Pubco, and (ii) Company Merger Sub will merge with and into Avalanche Treasury Company LLC (“Treasury LLC”) (the “Subsidiary Merger,” and together with the SPAC Merger, the “Mergers”).

In connection with the Subsidiary Merger, each member of Treasury LLC other than the Seller will receive one share of the Pubco’s Class A common stock, par value $0.01 per share (“Class A Stock”), for each unit held immediately prior to the merger, and the Seller will receive one share of Class A Stock and one share of Class B common stock, par value $0.01 per share (“Class B Stock”), for each unit it holds. As a result of the Closing, Pubco will become a publicly traded entity, and Treasury LLC will become its wholly owned subsidiary.

As additional merger consideration, Pubco will issue to the Seller 4,000,000 shares of Class A Stock and 4,000,000 shares of Class B Stock, of which 2,000,000 shares of each class (the “Seller Earnout Shares”) will be held in escrow and released in tranches if Pubco’s stock achieves VWAP thresholds of $13.00, $15.00, and $17.00 per share, or earlier upon a change in control as defined in the Agreement. Any Seller Earnout Shares not vested by the fifth anniversary of the Closing will be forfeited.

Following the Closing, Class A Stock will carry economic rights and be listed on Nasdaq, while Class B Stock will carry one vote per share but no economic rights and will be held solely by the Seller.

Sponsor Support and Lock-Up Agreements

On October 1, 2025, the SPAC entered into a Sponsor Support Agreement with the SPAC’s sponsor (the “Sponsor”). Under the agreement, the Sponsor agreed to vote its SPAC securities in favor of the Business Combination Agreement and the transactions contemplated thereby, to waive certain anti-dilution and redemption rights, and to comply with customary transfer and lock-up restrictions on its founder shares and private placement warrants. The Sponsor Support Agreement also includes covenants restricting transfers prior to Closing and customary representations and warranties of the parties.

Concurrently, the SPAC entered into Lock-Up Agreements with the Sponsor, the Seller, and certain other equity holders (collectively, the “Lock-Up Parties”). The Lock-Up Agreements restrict the sale or transfer of Company common stock received in the Business Combination for specified periods following Closing, subject to customary early-release conditions, including specified trading-price thresholds and underwriter consent in connection with future registered offerings. The Lock-Up Agreements include standard exceptions for permitted transfers and establish procedures for legends, notice, and release timing consistent with market practice for de-SPAC transactions.

Each of the foregoing agreements was entered into concurrently with the Business Combination Agreement and forms an integral part of the overall transaction structure described therein.

Amended and Restated Registration Rights Agreement

Concurrently with the Closing, Pubco, SPAC, the Sponsor, the Seller, Avalanche (BVI), Inc., a company incorporated in the British Virgin Islands (“Avalanche BVI”), Avalanche Cayman, a Cayman Islands exempted company (“Avalanche Cayman” and together with Avalanche BVI, the “Foundation”) and certain securityholders shall enter into an amended and restated registration rights agreement, which will add Pubco as a party and cover the resale of the shares of Pubco Stock held by the Sponsor, the Seller, the Foundation and such other securityholders (the “Amended and Restated Registration Rights Agreement”), which provides for customary demand registration rights, piggyback registration rights and shelf registration rights for the benefit of the holders of Pubco Stock named therein, subject to customary cutbacks and issuer suspension rights. The Amended and Restated Registration Rights Agreement also includes customary provisions relating to underwriting participation, registration expenses, indemnification and coordination of sales in underwritten offerings, and will become effective upon the Closing and will supersede SPAC’s existing registration rights agreement in its entirety.

Subscription Agreement

On October 1, 2025, the OpCo, SPAC, and certain investors entered into Subscription Agreements providing for a private placement of Opco Units at $10.00 per unit, payable in cash or AVAX tokens, for an aggregate value of approximately $216 million. The proceeds from the sale of Opco Units are intended to provide capitalization for the Opco and the post-Closing combined entity. Upon Closing, each Opco Unit will automatically convert into one share of the Pubco’s Class A common stock. During October and November 2025, OpCo received proceeds with a fair value of approximately $178.2 million which consisted of $96.5 million, 22,300,205 USDC, valued at $22.3 million, and 3,340,696 AVAX, valued at $59.4 million pursuant to the Subscription Agreements and issued 21,235,349 membership interests.

Contribution, Asset Purchase, and Token Sale Agreements

Concurrently with the execution of the Business Combination Agreement and the TSA (as defined below), the Seller, Pubco, Avalanche Treasury Company LLC (“Opco” or the “Vehicle”), Avalanche (BVI), Inc., a company incorporated in the British Virgin Islands (“Avalanche BVI”) and Avalanche Cayman, a Cayman Islands exempted company (“Avalanche Cayman” and together with Avalanche BVI, the “Foundation”), Dragonfly Digital Management, LLC, a Delaware limited liability company, entered into an asset sale and contribution agreement (the “Contribution Agreement”), pursuant to which, on the date of the Business Combination Agreement: (a) the Foundation agreed to sell a minimum of $200 million of AVAX tokens on a pre-discount basis to Opco on the terms and subject to the conditions set forth in a Token Sale Agreement (the “TSA”) by and between Opco and the Foundation (the “Foundation Transaction”), and (b) the Seller agreed to contribute, directly and indirectly through certain related funds, 1,960,040 AVAX tokens to Opco in exchange for 5,805,638 Opco units (the “Seller Units”) (the “Dragonfly Contribution”) for an aggregate contract value of approximately $58 million. During November 2025, Opco received 1,960,040 AVAX tokens from the Dragonfly Contribution and issued 5,805,638 membership interests.

The Contribution Agreement included certain covenants including (i) an 18-months exclusivity in favor of Opco on sale of AVAX by the Foundation in Competing Transactions (as defined in the Contribution Agreement), (ii) a right of first refusal in favor of Opco for AVAX sale other than in Competing Transactions during the Covered Period, (iii) a 5-year right of first refusal in favor of the Foundation for sales of AVAX sold by Opco in one or more transactions, each exceeding certain thresholds. The Foundation is also granted the right to designate a board member in Pubco for a period of 5 years from the Closing date (extendable in case of further sales on terms similar to the terms in the TSA before the expiration of the 5 years).

Concurrently with the execution of the Business Combination Agreement and the Contribution Agreement, Opco, Pubco, Avalanche BVI and Avalanche Cayman entered into the TSA, pursuant to which, on the date of the Business Combination Agreement, the Foundation agreed to sell a minimum of $200 million of AVAX tokens on a pre-discount basis to Opco in exchange for, at a 60% discount, (i) $50 million in cash or USDC and (ii) $30 million in the form of 3,000,000 shares of Pubco Class A Stock (the “Foundation Shares”). If at any time following the Closing Date, the Pubco Class A Stock cease to be nonvoting securities and at such time the Foundation owns a number of Foundation Shares in excess of 4.7% of the then-outstanding Pubco Class A Stock (the “Maximum Percentage”), the Foundation may request to exchange the number of Foundation Shares in excess of the Maximum Percentage for an equal number of pre-funded warrants convertible, at the Foundation’s request, into Pubco Class A Stock on a one-to-one basis. The AVAX tokens delivered pursuant to the TSA are subject to certain restrictions for 5 years following the date of the TSA. The TSA shall be terminated upon termination of the Contribution Agreement.

During October 2025, Opco purchased 7.3 million of AVAX tokens from the Foundation for $50 million in cash and USDC pursuant to the TSA. The 3,000,000 shares of Pubco Class A Stock will be issued upon the Closing of the Business Combination.

Contingent Transaction Fees

The Company, and related party, signed agreements during September 2025 with certain third-party service providers and deal advisors for fees payable upon the closing of the Business Combination. One agreement provides for an advisory fee of 5.5% of the aggregate cash proceeds from the sale of securities to be payable at closing. Another agreement provides for an M&A advisory fee of $2,750,000, also payable at closing. These fees relate to services provided by external vendors and transaction brokers in connection with the Closing. No amounts were incurred or payable as of December 31, 2025.

Mountain Lake Acquisition Corp.
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Units (and underlying securities) and any Units (and underlying securities) that may be issued on conversion of Working Capital Loans are entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale. The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain piggyback registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters had a 45-day option from the date of the Initial Public Offering to purchase up to an additional 3,150,000 units to cover over-allotments, if any. On December 16, 2024, simultaneously with the closing of the Initial Public Offering, the underwriters elected to partially exercise the over-allotment option to purchase an additional 2,000,000 Units at a price of $10.00 per Unit and forfeited their right to exercise the remaining over-allotment option.

The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $4,600,000 in the aggregate. In addition, the underwriters are entitled to a deferred underwriting fee of $0.35 per Unit, or $8,050,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

On October 1, 2025, the Company and representative of the underwriters thereunder (the “Representative”) amended the Underwriting Agreement, effective and conditioned upon consummation of the Business Combination, by deleting Section 1.3 of the Underwriting Agreement and replacing it with the following: “1.3 Deferred Underwriting Commission. The Representative agrees that an aggregate amount equal to one million dollars ($1,000,000) (the “Deferred Underwriting Commission”), will be deposited and held in the Trust Account and payable in cash directly from the Trust Account, without accrued interest, to the Representative for its own account upon consummation of the Company’s initial merger, share exchange, asset acquisition, share purchase, reorganization, or similar business combination with one or more businesses (the “Business Combination”). In the event that the Company is unable to consummate a Business Combination and Continental, as the trustee of the Trust Account (in this context, the “Trustee”), commences liquidation of the Trust Account as provided in the Trust Agreement, the Representative agrees that: (i) the Representative shall forfeit any rights or claims to the Deferred Underwriting Commission, including any accrued interest thereon; and (ii) the Deferred Underwriting Commission, together with all other amounts on deposit in the Trust Account, shall be distributed on a pro-rata basis among the Public Shareholders. Any Deferred Underwriting Commissions shall be deemed fully earned by each Underwriter upon the payment of the purchase price for the Units purchased by such underwriter on the closing of the Offering (including payment of the purchase price of any Option Units) and will be paid only if and when the Company consummates its Business Combination.” The Company and the Representative agree that any reference in the Underwriting Agreement to the amount owed for the Deferred Underwriting Commission that is inconsistent with the provisions of Section 1.3, as amended by this Paragraph 1, shall be deemed amended to be consistent with the provisions of Section 1.3, as amended by this Paragraph 1.

The amendment of the Underwriting Agreement shall apply only in connection with the Business Combination and shall not apply in connection with any Business Combination that may be contemplated or consummated between the Company and any party other than Avalanche Treasury Company, LLC or its affiliates. The parties agree that if the Business Combination is terminated for any reason, this Letter Agreement shall be void and of no effect for all purposes. As a result of the amendment, the Company reversed $7,050,000 of the deferred underwriting fee payable, resulting in a $1,000,000 deferred underwriting fee which is included in deferred underwriting fee payable on the balance sheets.

Risks and Uncertainties

The United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict and the recent escalation of the Israel-Hamas conflict. In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication payment system. Certain countries, including the United States, have also provided and may continue to provide military aid or other assistance to Ukraine and to Israel, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia and the escalation of the Israel-Hamas conflict and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyberattacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.

On July 4, 2025, the One Big Beautiful Bill Act (the “OBBBA”) was enacted into law in the United States. The significant provisions of OBBBA include the permanent extension and modification of certain provisions of the Tax Cuts and Jobs Act which was enacted in 2017, including international tax provisions and the restoration of favorable tax treatment for certain business provisions. The legislation has multiple effective dates, with certain provisions effective in 2025 and others implemented in later years. The Company is evaluating the provisions of OBBBA, but it is not expected to have a material impact on the Company’s financial statements.

Any of the above mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the Russian invasion of Ukraine, the escalation of the Israel-Hamas conflict, enactment of OBBBA and subsequent sanctions or related actions, could adversely affect the Company’s search for an initial Business Combination and any target business with which the Company may ultimately consummate an initial Business Combination.

Business Combination Agreement

On October 1, 2025, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with Avalanche Treasury Corporation, a Delaware corporation (“Pubco”), Avalanche SPAC Merger Sub LLC, a Delaware limited liability company, Avalanche Company Merger Sub LLC, a Delaware limited liability company, Avalanche Treasury Company LLC, a Delaware limited liability company (the “AT Company”), and Dragonfly Digital Management, LLC, a Delaware limited liability company (the “Seller”). The transactions contemplated by the Business Combination Agreement are referred to as the “Proposed Business Combination.” Concurrently with the execution of the Business Combination Agreement, the Company entered into a Sponsor Support Agreement with the Sponsor and Pubco (the “Sponsor Support Agreement”). In addition, the Sponsor agreed pursuant to the Sponsor Support Agreement to effect certain security cancellations and to deposit certain Pubco Class A Stock issued to it at the closing of the Proposed Business Combination (the “Closing”) into escrow in connection with the Closing.

Concurrently with the execution of the Business Combination Agreement, Pubco, the AT Company and the Company entered into subscription agreements (collectively, the “Company Unit Subscription Agreements”) with certain investors (the “Company Unit Investors”), pursuant to which the Company Unit Investors agreed to purchase, payable in cash or USD Coin (“USDC”), unlocked AVAX or locked AVAX, and the AT Company agreed to issue and sell, approximately $274 million worth of AT Company Class A units (the “Subscribed Units”) at a price of $10.00 per Subscribed Unit, in a private placement (the “Company Unit Subscription”), upon the terms and subject to the conditions set forth therein. At the Closing, each Subscribed Unit held by Company Unit Investors will be converted automatically into one share of Pubco Class A Stock. Pursuant to the Company Unit Subscription Agreement, Pubco agreed to use commercially reasonable efforts to cause the Pubco Class A Stock into which the Subscribed Units will be converted upon Closing to be registered with the SEC.

Concurrently with the execution of the Business Combination Agreement and the TSA (as defined below), the Seller, the AT Company, Pubco, Avalanche BVI and Avalanche Cayman (together with Avalanche BVI, the “Foundation”), entered into an asset sale and contribution agreement (the “Contribution Agreement”), pursuant to which, on the date of the Business Combination Agreement: (a) the Foundation agreed to sell a minimum of $200 million of AVAX tokens on a pre-discount basis to the AT Company on the terms and subject to the conditions set forth in a Token Sale Agreement (the “TSA”) by and between the Company and the Foundation, and (b) the Seller agreed to contribute, directly and indirectly through certain related funds, 1,960,040 AVAX tokens to the AT Company in exchange for 5,805,638 Company units.

On January 13, 2026, the Company entered into Amendment No. 1 to the Business Combination Agreement (the “Business Combination Agreement Amendment”), effective as of October 1, 2025, which, among other things, added Astral Horizon, L.P. and certain Seller affiliates as parties to the agreement,modified the allocation and form of merger consideration, revised the parties making seller representations and warranties, and replaced Exhibit E to the Business Combination Agreement.

On March 17, 2026, the Company entered into Amendment No. 2 to the Business Combination Agreement, effective as of October 1, 2025, pursuant to which the parties thereto agreed to postpone the issuance by Pubco to Astral of the 2,000,000 shares of Astral Post-Closing Shares by thirty (30) calendar days, so that such issuance will occur on the thirtieth (30th) calendar day following the Closing Date, rather than on the Company Merger Effective Time (as defined therein).

For further details on the Proposed Business Combination, refer to the Current Reports on Form 8-K filed by the Company with the SEC on October 7, 2025, January 13, 2026 and March 17, 2026.

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Units (and underlying securities) and any Units (and underlying securities) that may be issued on conversion of Working Capital Loans are entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale. The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain piggyback registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters had a 45-day option from the date of the Initial Public Offering to purchase up to an additional 3,150,000 units to cover over-allotments, if any. On December 16, 2024, simultaneously with the closing of the Initial Public Offering, the underwriters elected to partially exercise the over-allotment option to purchase an additional 2,000,000 Units at a price of $10.00 per Unit and forfeited their right to exercise the remaining over-allotment option.

The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $4,600,000 in the aggregate. In addition, the underwriters are entitled to a deferred underwriting fee of $0.35 per Unit, or $8,050,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

On October 1, 2025, the Company and representative of the underwriters thereunder (the “Representative”) amended the Underwriting Agreement, effective and conditioned upon consummation of the Business Combination, by deleting Section 1.3 of the Underwriting Agreement and replacing it with the following: “1.3 Deferred Underwriting Commission. The Representative agrees that an aggregate amount equal to one million dollars ($1,000,000) (the “Deferred Underwriting Commission”), will be deposited and held in the Trust Account and payable in cash directly from the Trust Account, without accrued interest, to the Representative for its own account upon consummation of the Company’s initial merger, share exchange, asset acquisition, share purchase, reorganization, or similar business combination with one or more businesses (the “Business Combination”). In the event that the Company is unable to consummate a Business Combination and Continental, as the trustee of the Trust Account (in this context, the “Trustee”), commences liquidation of the Trust Account as provided in the Trust Agreement, the Representative agrees that: (i) the Representative shall forfeit any rights or claims to the Deferred Underwriting Commission, including any accrued interest thereon; and (ii) the Deferred Underwriting Commission, together with all other amounts on deposit in the Trust Account, shall be distributed on a pro-rata basis among the Public Shareholders. Any Deferred Underwriting Commissions shall be deemed fully earned by each Underwriter upon the payment of the purchase price for the Units purchased by such underwriter on the closing of the Offering (including payment of the purchase price of any Option Units) and will be paid only if and when the Company consummates its Business Combination.” The Company and the Representative agree that any reference in the Underwriting Agreement to the amount owed for the Deferred Underwriting Commission that is inconsistent with the provisions of Section 1.3, as amended by this Paragraph 1, shall be deemed amended to be consistent with the provisions of Section 1.3, as amended by this Paragraph 1.

The amendment of the Underwriting Agreement shall apply only in connection with the Business Combination and shall not apply in connection with any Business Combination that may be contemplated or consummated between the Company and any party other than Avalanche Treasury Company, LLC or its affiliates. The parties agree that if the Business Combination is terminated for any reason, this Letter Agreement shall be void and of no effect for all purposes. As a result on the amendment above, the Company reversed $7,050,000 deferred underwriting fee payable, resulting to $1,000,000 outstanding balance on deferred underwriting fee payable reported on balance sheets.

Risks and Uncertainties

The United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict and the recent escalation of the Israel-Hamas conflict. In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication payment system. Certain countries, including the United States, have also provided and may continue to provide military aid or other assistance to Ukraine and to Israel, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia and the escalation of the Israel-Hamas conflict and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyberattacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.

On July 4, 2025, the One Big Beautiful Bill Act (the “OBBBA”) was enacted into law in the United States. The significant provisions of OBBBA include the permanent extension and modification of certain provisions of the Tax Cuts and Jobs Act which was enacted in 2017, including international tax provisions and the restoration of favorable tax treatment for certain business provisions. The legislation has multiple effective dates, with certain provisions effective in 2025 and others implemented in later years. The Company is evaluating the provisions of OBBBA, but it is not expected to have a material impact on the Company’s financial statements.

Any of the above mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the Russian invasion of Ukraine, the escalation of the Israel-Hamas conflict, enactment of OBBBA and subsequent sanctions or related actions, could adversely affect the Company’s search for an initial Business Combination and any target business with which the Company may ultimately consummate an initial Business Combination.

Business Combination Agreement

On October 1, 2025, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with Avalanche Treasury Corporation, a Delaware corporation (“Pubco”), Avalanche SPAC Merger Sub LLC, a Delaware limited liability company, Avalanche Company Merger Sub LLC, a Delaware limited liability company, Avalanche Treasury Company LLC, a Delaware limited liability company (the “AT Company”), and Dragonfly Digital Management, LLC, a Delaware limited liability company (the “Seller”). The transactions contemplated by the Business Combination Agreement are referred to as the “Proposed Business Combination.” Concurrently with the execution of the Business Combination Agreement, the Company entered into a Sponsor Support Agreement with the Sponsor and Pubco (the “Sponsor Support Agreement”). In addition, the Sponsor agreed pursuant to the Sponsor Support Agreement to effect certain security cancellations and to deposit certain Pubco Class A Stock issued to it at the closing of the Proposed Business Combination (the “Closing”) into escrow in connection with the Closing.

Concurrently with the execution of the Business Combination Agreement, Pubco, the AT Company and the Company entered into subscription agreements (collectively, the “Company Unit Subscription Agreements”) with certain investors (the “Company Unit Investors”), pursuant to which the Company Unit Investors agreed to purchase, payable in cash or USD Coin (“USDC”), unlocked AVAX or locked AVAX, and the AT Company agreed to issue and sell, approximately $274 million worth of Company Class A units (the “Subscribed Units”) at a price of $10.00 per Subscribed Unit, in a private placement (the “Company Unit Subscription”), upon the terms and subject to the conditions set forth therein. At the Closing, each Subscribed Unit held by Company Unit Investors will be converted automatically into one share of Pubco Class A Stock. Pursuant to the Company Unit Subscription Agreement, Pubco agreed to use commercially reasonable efforts to cause the Pubco Class A Stock into which the Subscribed Units will be converted upon Closing to be registered with the SEC.

Concurrently with the execution of the Business Combination Agreement and the TSA (as defined below), the Seller, the AT Company, Pubco, Avalanche BVI and Avalanche Cayman (together with Avalanche BVI, the “Foundation”), entered into an asset sale and contribution agreement (the “Contribution Agreement”), pursuant to which, on the date of the Business Combination Agreement: (a) the Foundation agreed to sell a minimum of $200 million of AVAX tokens on a pre-discount basis to the AT Company on the terms and subject to the conditions set forth in a Token Sale Agreement (the “TSA”) by and between the Company and the Foundation, and (b) the Seller agreed to contribute, directly and indirectly through certain related funds, 1,960,040 AVAX tokens to the AT Company in exchange for 5,805,638 Company units.

For further details on the Proposed Business Combination, refer to the Current Reports on Form 8-K filed by the Company with the SEC on October 7, 2025 and January 13, 2026.